Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	[1]	Type	Country	Subnat. Juris.	Govt.	[2]	Project		Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 8,022,401		Royalties	BRAZIL	Rio de Janeiro	STN		Santos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 2
	2,247,693		Prod. Entitlements	BRAZIL	Rio de Janeiro	PPSA		Santos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well	Yes	See footnote [2]
#: 3
	805,921		Royalties	BRAZIL	Rio de Janeiro	STN		Campos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 4
	628,825		Royalties	BRAZIL	EspÃrito Santo	STN		Campos basin Offshore Espírito Santo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 5
	387,827		Royalties	BRAZIL	São Paulo	STN		Santos basin Offshore São Paulo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 6
	88,473		Prod. Entitlements	BRAZIL	São Paulo	PPSA		Santos basin Offshore São Paulo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well	Yes	See footnote [2]
#: 7
	81,229		Royalties	BRAZIL	Amazonas	STN		Solimões basin Onshore Amazonas	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 8
	28,954		Comm. Social Resp.	BRAZIL	Rio de Janeiro	ICMBio		Santos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 9
	22,581		Royalties	BRAZIL	Bahia	STN		Recôncavo basin Onshore Bahia	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 10
	21,548		Fees	BRAZIL	Rio de Janeiro	ANP		Campos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 11
	18,797		Bonuses	BRAZIL	Rio Grande do Sul	ANP		Pelotas basin Offshore Rio Grande do Sul	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 12
	13,144		Comm. Social Resp.	BRAZIL	Rio de Janeiro	ICMBio		Campos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 13
	12,701	[4]	Royalties	BRAZIL		STN	[4]	Entity level payment Petróleo Brasileiro S.A.		Oil and Natural Gas	Exploration, Development and Production	Well
#: 14
	8,443		Fees	BRAZIL	Rio de Janeiro	ANP		Santos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 15
	3,173		Fees	BRAZIL	Rio Grande do Norte	IDEMA		Potiguar basin Onshore Rio Grande do Norte	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 16
	2,149		Fees	BRAZIL	São Paulo	ANP		Santos basin Offshore São Paulo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 17
	1,990		Fees	BRAZIL	EspÃrito Santo	ANP		Campos basin Offshore Espírito Santo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 18
	1,604		Fees	BRAZIL	Sergipe	ANP		Sergipe basin Offshore Sergipe	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 19
	872		Prod. Entitlements	BRAZIL	Rio de Janeiro	PPSA		Campos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well	Yes	See footnote [2]
#: 20
	803		Fees	BRAZIL	Rio Grande do Norte	ANP		Potiguar basin Offshore Rio Grande do Norte	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 21
	695		Royalties	BRAZIL	Rio Grande do Norte	STN		Potiguar basin Offshore Rio Grande do Norte	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 22
	462		Comm. Social Resp.	BRAZIL	EspÃrito Santo	ICMBio		Espírito Santo basin Offshore Espírito Santo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 23
	444		Fees	BRAZIL	Bahia	ANP		Recôncavo basin Onshore Bahia	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 24
	432		Fees	BRAZIL	Pará	ANP		Pará-Maranhão basin Offshore Pará	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 25
	399		Royalties	BRAZIL	Bahia	STN		Camamu basin Offshore Bahia	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 26
	295		Fees	BRAZIL	Amazonas	ANP		Solimões basin Onshore Amazonas	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 27
	281		Fees	BRAZIL	Ceará	ANP		Ceará basin Offshore Ceará	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 28
	245		Comm. Social Resp.	BRAZIL	Bahia	ICMBio		Camamu basin Offshore Bahia	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 29
	217		Fees	BRAZIL	Maranhão	ANP		Barreirinhas basin Offshore Maranhão	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 30
	214		Fees	BRAZIL	Rio de Janeiro	Ibama		Campos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 31
	195		Comm. Social Resp.	BRAZIL	Santa Catarina	ICMBio		Santos basin Offshore Santa Catarina	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 32
	159		Fees	BRAZIL	EspÃrito Santo	ANP		Espírito Santo basin Offshore Espírito Santo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 33
	112		Fees	BRAZIL	Paraná	ANP		Paraná basin Onshore Paraná	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 34
	104		Fees	BRAZIL	Amapá	ANP		Foz do Amazonas basin Offshore Amapá	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 35
	104		Fees	BRAZIL	Bahia	ANP		Camamu basin Offshore Bahia	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 36
	89		Fees	BRAZIL	São Paulo	Ibama		Santos basin Offshore São Paulo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 37
	78		Fees	BRAZIL	Rio Grande do Norte	Ibama		Potiguar basin Onshore Rio Grande do Norte	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 38
	66		Fees	BRAZIL	EspÃrito Santo	Ibama		Campos basin Offshore Espírito Santo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 39
	59		Fees	BRAZIL	Bahia	Ibama		Recôncavo basin Onshore Bahia	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 40
	47		Fees	BRAZIL	Rio de Janeiro	Ibama		Santos basin Offshore Rio de Janeiro	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 41
	47		Comm. Social Resp.	BRAZIL	Amapá	ICMBio		Foz do Amazonas basin Offshore Amapá	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 42
	25		Fees	BRAZIL	Rio Grande do Norte	ANP		Potiguar basin Onshore Rio Grande do Norte	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 43
	9		Fees	BRAZIL	Amazonas	Ibama		Solimões basin Onshore Amazonas	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 44
	4		Fees	BRAZIL	EspÃrito Santo	Ibama		Espírito Santo basin Offshore Espírito Santo	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 45
	1,679	[5]	Taxes	BOLIVIA		SIN	[5]	Entity level payment Petrobras Bolivia S.A.		Oil and Natural Gas	Exploration, Development and Production	Well
#: 46
	441		Bonuses	BOLIVIA	Tarija	YPFB		Bloque San Antonio Onshore Tarija	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 47
	319		Bonuses	BOLIVIA	Tarija	YPFB		XX Tarija Oeste Onshore Tarija	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 48
	292		Bonuses	BOLIVIA	Santa Cruz	YPFB		Colpa Caranda Onshore Santa Cruz	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 49
	224		Bonuses	BOLIVIA	Tarija	YPFB		Bloque San Alberto Onshore Tarija	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 50
	152		Bonuses	BOLIVIA	Santa Cruz	YPFB		San Telmo Norte Onshore Santa Cruz	[3]	Oil and Natural Gas	Exploration, Development and Production	Well
#: 51
	$ 1		Taxes	BOLIVIA	Tarija	SIN		Bloque San Alberto Onshore Tarija	[3]	Oil and Natural Gas	Exploration, Development and Production	Well

[1]	The payments of Petrobras in Brazil are made in Reais (BRL), while in Bolivia in Bolivianos (BOL). All payments in this Report are reported in US Dollars, which have been translated based on the exchange rate as of December 31, 2024 (Brazilian Real/US Dollar 6.19 and Boliviano/US Dollar 6.96).
[2]	In-kind production entitlements are presented at fair market value, which is calculated based on the volume the Brazilian Federal Government is entitled to, valued at the average Brent oil price for the year, pursuant to the production sharing regime adopted in Brazil for the exploration and production of oil, natural gas, and other fluid hydrocarbons in the Pre-Salt Polygon and/or strategic areas, and as established by Law 12,351/2010, particularly in articles 2(III), 15(III), 18, and 29(VII).
[3]	All the Petrobras' projects refer the commercial development of oil and natural gas, in the E&P segment, using the well extraction method.
[4]	It is not attributable to projects individually. These royalties refer to the agreement with ANP relating to the amount due by the shale industrialization unit SIX (divested in 2022). This agreement will be paid in installments until 2027.
[5]	It is not attributable to projects individually. These taxes are levied on sales revenues on the corporate level.